HSBC Holdings statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Face Statements [Line Items]
Profit for the year	$ 14,693	$ 6,099	$ 8,708
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	531	167	(2,002)
– before income taxes	512	190	(2,639)
– income taxes	19	(23)	637
Other comprehensive income/(expense) for the year, net of tax	(4,967)	8,409	1,017
Total comprehensive income for the year	9,726	14,508	9,725
Issued by HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year	10,834	4,085	9,041
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	267	176	(396)
– before income taxes	259	176	(573)
– income taxes	8	0	177
Other comprehensive income/(expense) for the year, net of tax	267	176	(396)
Total comprehensive income for the year	$ 11,101	$ 4,261	$ 8,645